Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable, allowance for doubtful accounts	$ 22	$ 44
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	21,400,244	20,738,260
Common stock, shares outstanding	21,400,244	20,738,260
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	123,077	123,077
Preferred stock, shares outstanding	123,077	123,077
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	1,000
Preferred stock, shares outstanding	1,000
Series B convertible preferred stock [Member]
Preferred stock, par value	$ 0.001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	1,000
Preferred stock, shares outstanding	1,000